New Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” or ASU 2014-09. The FASB created Topic 606 which supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance throughout the Industry Topics of the Codification. The FASB and International Accounting Standards Board initiated this joint project to clarify the principles for recognizing revenue and to develop a common revenue standard for both U.S. GAAP and International Financial Reporting Standards. ASU 2014-09 will enhance comparability of revenue recognition practices across entities, industries and capital markets compared to existing guidance. ASU 2014-09 explains that the core principle of the standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and defines a five step process to achieve this core principle. The five step process is to (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as the entity satisfies a performance obligation. More judgement and estimates may be required within the new revenue recognition process than are required under existing U.S. GAAP. In August 2015, the FASB issued ASU 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date.” The amendments in this update deferred the effective date for implementation of ASU 2014-09 by one year. ASU 2014-09 will now be effective for annual reporting periods beginning after December 15, 2017 and should be applied retrospectively using either a full retrospective approach reflecting the application of the standard in each prior reporting period or a retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption. Early application is permitted only for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that period. The Company has not yet selected a transition method and is currently evaluating the standard and the impact on its consolidated financial statements and footnote disclosures.
In February 2015, the FASB issued ASU, 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis.” ASU 2015-02 affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. ASU 2015-02 is effective for periods beginning after December 15, 2015 with early adoption permitted. The Company will adopt ASU 2015-02 in the first quarter of 2016. The Company does not anticipate adoption of the standard to impact prior conclusions as to whether or not its subsidiaries are consolidated in the consolidated financial statements
In April 2015, the FASB issued ASU, 2015-03, “Interest—Imputation of Interest (Subtopic 835-30): Simplification of Debt Issuance Costs.” ASU 2015-03 was issued to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts. ASU 2015-03 is effective for periods beginning after December 15, 2015 with early adoption permitted. In August 2015, the FASB issued ASU 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements.” ASU 2015-15 clarifies the guidance in ASU 2015-03 regarding presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. The SEC staff announced they would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company will adopt ASU 2015-03 in the first quarter of 2016. The adoption of ASU 2015-03 will be applied retrospectively and will result in debt issuance costs being presented as a direct deduction from the carrying amount of the related debt liability in the consolidated balance sheets. The Company will also adopt ASU 2015-15 and present debt issuance costs associated with the Company’s revolving credit facilities as assets named deferred financing costs, net in the consolidated balance sheets.
In September 2015, the FASB issued ASU, 2015-16, “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments.” ASU 2015-16 requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. ASU 2015-16 is effective for periods beginning after December 15, 2015 with prospective application and early adoption permitted. The Company will adopt ASU 2015-16 in the first quarter of 2016 and will apply the provisions of the standard on an as-needed basis to the extent that a business combination occurs.
In November 2015, the FASB issued ASU, 2015-17, “Income Taxes (Topic 740): Balance Sheet Classifications of Deferred Taxes,” to simplify the presentation of deferred income taxes and aligns the presentation of deferred income tax assets and liabilities with International Financial Reporting Standards (IFRS). Under the new standard, both deferred tax liabilities and assets are required to be classified as noncurrent in a classified balance sheet. ASU 2015-17 is effective for fiscal years, and the interim periods within those years, beginning after December 15, 2016. This update may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company has prospectively adopted ASU 2015-017 in the fourth quarter of 2015.